Document and Entity Information	Aug. 04, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	DYNEX CAPITAL INC
Amendment Flag	false
Entity Central Index Key	0000826675
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Incorporation State Country Code	VA
Entity File Number	1-9819
Entity Tax Identification Number	52-1549373
Entity Address, Address Line One	4991 Lake Brook Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-9245
City Area Code	(804)
Local Phone Number	217-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DX
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE